U.S. SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  /x/


                  Pre-Effective Amendment No.
                                                ---
                  Post-Effective Amendment No.   5
                                                ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          /x/

                  Amendment No.   7
                                 ---

                        (Check appropriate box or boxes)

                          PROFIT FUNDS INVESTMENT TRUST

               (Exact Name of Registrant as Specified in Charter)

                         8720 Georgia Avenue, Suite 808
                          Silver Spring, Maryland 20910
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (703) 506-9400

                                Eugene A. Profit
                          Investor Resources Group, LLC
                         8720 Georgia Avenue, Suite 808
                          Silver Spring, Maryland 20910
                     (Name and Address of Agent for Service)

                                   Copies to:

                              David M. Leahy, Esq.
                            Sullivan & Worcester, LLP
                      1025 Connecticut Avenue NW/Suite 1000
                             Washington, D.C. 20036

It is proposed that this filing will become effective:


/X/ immediately upon filing pursuant to Rule 485(b)
/ / on (date) pursuant to Rule 485(b)
/ / 60 days after filing pursuant to Rule 485(a)
/ / on (date) pursuant to Rule 485(a)

The  cross-reference  sheet,  Part  A,  Part B and  Part C are  incorporated  by reference from the Registrant's Post Effective Amendment No. 4 to the Registration Statement on Form N-1A (File No. 333-6849) as filed with the Securities and Exchange Commission on November 30, 1998.

                                   SIGNATURES
                                   ----------

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Silver Spring, and State of Maryland, on the 2nd day of December, 1998.


                                        PROFIT FUNDS INVESTMENT TRUST

                                        By:/s/ Eugene A. Profit
                                           --------------------
                                           Eugene A. Profit
                                           President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

   Signature                  Title             Date


/s/ Eugene A. Profit          President         December 2, 1998
-----------------------       and Trustee
Eugene A. Profit


/s/ Mark J. Seger             Treasurer         December 2, 1998
-----------------------
Mark J. Seger


-----------------------       Trustee
Larry E. Jennings, Jr.*


-----------------------       Trustee           By: /s/ John F. Splain
Robert M. Milanicz*                                 ------------------
                                                    John F. Splain
                                                    Attorney-in-Fact*
-----------------------       Trustee               December 2, 1998
Joseph A. Quash*


-----------------------       Trustee
Deborah Owens*

                                INDEX TO EXHIBITS

(1)       Declaration of Trust*

(2)       By-Laws*

(3)       Inapplicable

(4)       Inapplicable

(5)       Form of Management Agreement with Investor Resources Group, LLC*

(6)(i)    Underwriting Agreement with Countrywide Investments, Inc.*

   (ii)   Agreement to Transfer Underwriting Contract*

(7)       Inapplicable

(8)       Custody Agreement*

(9)(i)    Administration Agreement with Countrywide Fund Services, Inc.*

   (ii)   Accounting Services Agreement with Countrywide Fund Services, Inc.*

   (iii) Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Countrywide Fund Services, Inc.*

(10)      Opinion and Consent of Counsel*

(11)      Consent of Independent Accountants

(12)      Inapplicable

(13)      Agreement Relating to Initial Capital*

(14)      Inapplicable

(15)      Plan of Distribution Pursuant to Rule 12b-1*

(16)      Inapplicable

(17)      Financial Data Schedule

(18)      Inapplicable

----------------------------

*    Incorporated  herein  by  reference  to  this  Registration   Statement  as
     originally filed with the Securities and Exchange commission or as subsequently amended.